Ariel Global Fund
Ariel Global Fund
INVESTMENT OBJECTIVE
Ariel Global Fund pursues long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Ariel Global Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Global Fund		Investor Class	Institutional Class
Management fees	[1]	0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		2.65%	0.71%
Total annual fund operating expenses	[2]	3.70%	1.51%
Less fee waiver or expense reimbursement		(2.45%)	(0.51%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.25%	1.00%
[1]	The Annual fund operating expenses have been restated to reflect reduced management fees effective February 1, 2014.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Global Fund's total annual fund operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for the Institutional Class through the end of the fiscal year ending September 30, 2016. No termination of this agreement by either the Fund's Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2016.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Global Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2016.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Global Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	127	660	1,478	3,616
Institutional Class	102	374	724	1,712

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Ariel Global Fund invests primarily in equity securities of both domestic issuers and foreign issuers, including foreign issuers in countries with developed or emerging markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 40% of its assets in countries other than the U.S.  The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.

The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for investment purposes by seeking to increase the Fund’s return through the use of derivatives as a substitute for securities, or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds (“ETFs”).

The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

Ariel will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel Global Fund is a diversified fund that will generally hold between 50-150 securities in its portfolio.

PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

•	The general level of stock prices could decline.

•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

•
Investments in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

•
Investments in companies based in emerging or developing countries present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

•
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

•
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty will default on payment or other obligations under the derivative.

•
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

•
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small and medium capitalization stocks often have less predictable earnings, more limited product lines and markets and more limited financial and management resources than large capitalization stocks.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI ACWISM Index, a broad measure of global developed and emerging market performance.  The index returns are gross, which reflect the reinvestment of income and other earnings, including the maximum possible dividends. The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

Best Quarter: 3Q '13 +8.49% Worst Quarter: 2Q '12 -8.94%
Average annual total returns as of December 31, 2014
Average Annual Returns Ariel Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class return before taxes	5.29%	12.37%	Dec. 30, 2011
Institutional Class	Institutional Class return before taxes	5.54%	12.68%	Dec. 30, 2011
After Taxes on Distributions Investor Class	Investor Class return after taxes on distributions	5.03%	12.08%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Investor Class return after taxes on distributions and sale of fund shares	3.19%	9.66%
MSCI ACWISM Index (gross) (reflects no deductions for fees, expenses or taxes)	MSCI ACWISM Index (gross) (reflects no deductions for fees, expenses or taxes)	4.71%	14.70%	Dec. 30, 2011

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs.